First Trust Nasdaq-100 Select Equal Weight ETF (QQEW)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.8%
64,524	Axon Enterprise, Inc. (a)	$27,402,698
	Beverages — 2.0%
434,538	Monster Beverage Corp. (a)	31,486,623
	Biotechnology — 10.5%
102,576	Alnylam Pharmaceuticals, Inc. (a)	33,939,321
92,067	Amgen, Inc.	32,393,774
233,373	Gilead Sciences, Inc.	32,525,195
43,693	Regeneron Pharmaceuticals, Inc.	33,758,960
70,530	Vertex Pharmaceuticals, Inc. (a)	31,494,466
		164,111,716
	Broadline Retail — 4.3%
19,576	MercadoLibre, Inc. (a)	33,847,295
332,894	PDD Holdings, Inc., ADR (a)	34,015,109
		67,862,404
	Entertainment — 4.2%
159,698	Electronic Arts, Inc.	32,557,631
348,737	Netflix, Inc. (a)	33,531,063
		66,088,694
	Health Care Equipment & Supplies — 5.9%
478,284	Dexcom, Inc. (a)	30,036,235
55,470	IDEXX Laboratories, Inc. (a)	31,168,039
66,994	Intuitive Surgical, Inc. (a)	30,883,564
		92,087,838
	Hotels, Restaurants & Leisure — 6.0%
249,152	Airbnb, Inc., Class A (a)	31,462,914
7,405	Booking Holdings, Inc.	31,177,420
204,424	DoorDash, Inc., Class A (a)	30,694,264
		93,334,598
	Interactive Media & Services — 3.9%
53,191	Alphabet, Inc., Class A	15,295,604
53,585	Alphabet, Inc., Class C	15,371,393
53,939	Meta Platforms, Inc., Class A	30,860,120
		61,527,117
	Professional Services — 5.9%
153,439	Automatic Data Processing, Inc.	31,175,736
345,986	Paychex, Inc.	31,872,230
158,716	Verisk Analytics, Inc.	30,116,361
		93,164,327
	Real Estate Management & Development — 1.9%
746,412	CoStar Group, Inc. (a)	30,110,260
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 16.1%
241,942	ARM Holdings PLC, ADR (a)	$36,600,986
24,310	ASML Holding N.V.	32,109,377
103,124	Broadcom, Inc.	31,917,909
21,366	KLA Corp.	31,459,512
140,222	Lam Research Corp.	29,959,832
75,718	Micron Technology, Inc.	25,580,569
29,959	Monolithic Power Systems, Inc.	32,755,673
185,414	NVIDIA Corp.	32,336,202
		252,720,060
	Software — 31.3%
129,040	Adobe, Inc. (a)	31,367,043
72,382	AppLovin Corp., Class A (a)	28,808,036
434,302	Atlassian Corp., Class A (a)	29,641,111
129,122	Autodesk, Inc. (a)	30,911,807
112,790	Cadence Design Systems, Inc. (a)	31,340,957
78,291	CrowdStrike Holdings, Inc., Class A (a)	30,565,589
256,005	Datadog, Inc., Class A (a)	30,221,390
393,379	Fortinet, Inc. (a)	32,146,932
70,289	Intuit, Inc.	30,391,558
83,854	Microsoft Corp.	31,040,235
212,511	Palantir Technologies, Inc., Class A (a)	31,086,109
196,508	Palo Alto Networks, Inc. (a)	31,504,163
90,536	Roper Technologies, Inc.	32,037,069
76,183	Synopsys, Inc. (a)	30,205,036
235,518	Workday, Inc., Class A (a)	30,598,499
211,402	Zscaler, Inc. (a)	29,657,587
		491,523,121
	Specialty Retail — 2.1%
151,622	Ross Stores, Inc.	32,845,874
	Technology Hardware, Storage & Peripherals — 4.0%
129,122	Apple, Inc.	32,769,872
77,867	Seagate Technology Holdings PLC	30,505,176
		63,275,048
	Total Common Stocks	1,567,540,378
	(Cost $1,619,743,383)
MONEY MARKET FUNDS — 0.1%
1,375,692	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	1,375,692
	(Cost $1,375,692)

First Trust Nasdaq-100 Select Equal Weight ETF (QQEW)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$29	Daiwa Capital Markets America, Inc., 3.66% (b), dated 03/31/26, due 04/01/26, with a maturity value of $29. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 05/07/26 to 05/15/55. The value of the collateral including accrued interest is $30. (c)	$29
	(Cost $29)

	Total Investments — 100.0%	1,568,916,099
	(Cost $1,621,119,104)
	Net Other Assets and Liabilities — (0.0)%	(345,948)
	Net Assets — 100.0%	$1,568,570,151

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2026.
(c)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,567,540,378	$1,567,540,378	$—	$—
Money Market Funds	1,375,692	1,375,692	—	—
Repurchase Agreements	29	—	29	—
Total Investments	$1,568,916,099	$1,568,916,070	$29	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Broadline Retail — 2.5%
632,085	PDD Holdings, Inc., ADR (a)	$64,586,445
	Hotels, Restaurants & Leisure — 2.2%
388,080	DoorDash, Inc., Class A (a)	58,270,212
	Interactive Media & Services — 4.5%
100,975	Alphabet, Inc., Class A	29,036,371
101,977	Alphabet, Inc., Class C	29,253,122
102,399	Meta Platforms, Inc., Class A	58,585,540
		116,875,033
	IT Services — 4.6%
979,360	Cognizant Technology Solutions Corp., Class A	60,083,736
520,542	Shopify, Inc., Class A (a)	61,746,692
		121,830,428
	Professional Services — 2.2%
650,566	Thomson Reuters Corp. (b)	58,537,929
	Semiconductors & Semiconductor Equipment — 39.6%
301,933	Advanced Micro Devices, Inc. (a)	61,422,230
196,457	Analog Devices, Inc.	62,500,830
170,246	Applied Materials, Inc.	58,188,380
459,304	ARM Holdings PLC, ADR (a)	69,483,509
46,148	ASML Holding N.V.	60,953,663
195,769	Broadcom, Inc.	60,592,463
1,385,659	Intel Corp. (a)	61,149,132
40,561	KLA Corp.	59,722,422
266,736	Lam Research Corp.	56,990,814
691,487	Marvell Technology, Inc.	68,491,787
963,570	Microchip Technology, Inc.	62,256,258
143,740	Micron Technology, Inc.	48,561,121
56,779	Monolithic Power Systems, Inc.	62,079,320
351,988	NVIDIA Corp.	61,386,707
317,652	NXP Semiconductors N.V.	62,532,973
467,965	QUALCOMM, Inc.	60,264,533
324,714	Texas Instruments, Inc.	63,039,976
		1,039,616,118
	Software — 37.7%
244,968	Adobe, Inc. (a)	59,546,821
137,413	AppLovin Corp., Class A (a)	54,690,374
824,478	Atlassian Corp., Class A (a)	56,270,623
245,124	Autodesk, Inc. (a)	58,682,686
214,072	Cadence Design Systems, Inc. (a)	59,484,187
148,686	CrowdStrike Holdings, Inc., Class A (a)	58,048,501
485,999	Datadog, Inc., Class A (a)	57,372,182
Shares	Description	Value

	Software (Continued)
746,792	Fortinet, Inc. (a)	$61,027,842
133,366	Intuit, Inc.	57,664,791
159,188	Microsoft Corp.	58,926,622
403,431	Palantir Technologies, Inc., Class A (a)	59,013,887
373,628	Palo Alto Networks, Inc. (a)	59,900,041
171,877	Roper Technologies, Inc.	60,820,395
448,097	Strategy, Inc. (a)	55,922,506
144,518	Synopsys, Inc. (a)	57,298,497
447,107	Workday, Inc., Class A (a)	58,088,141
401,323	Zscaler, Inc. (a)	56,301,604
		989,059,700
	Technology Hardware, Storage & Peripherals — 6.7%
245,124	Apple, Inc.	62,210,020
147,824	Seagate Technology Holdings PLC	57,911,530
207,402	Western Digital Corp.	56,100,167
		176,221,717
	Total Common Stocks	2,624,997,582
	(Cost $2,600,520,348)
MONEY MARKET FUNDS — 0.0%
1,573,013	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (c)	1,573,013
	(Cost $1,573,013)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$4,274,880	Citigroup, Inc., 3.66% (c), dated 03/31/26, due 04/01/26, with a maturity value of $4,275,315. Collateralized by U.S. Treasury Note, interest rate of 4.25%, due 05/15/35. The value of the collateral including accrued interest is $4,360,378. (d)	4,274,880
	(Cost $4,274,880)

	Total Investments — 100.2%	2,630,845,475
	(Cost $2,606,368,241)
	Net Other Assets and Liabilities — (0.2)%	(5,618,601)
	Net Assets — 100.0%	$2,625,226,874

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $4,136,021 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $4,274,880.

(c)	Rate shown reflects yield as of March 31, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Country Allocation†	% of Net Assets
United States	83.6%
Netherlands	4.7
Canada	4.6
United Kingdom	2.6
Cayman Islands	2.5
Ireland	2.2
Total Investments	100.2
Net Other Assets and Liabilities	(0.2)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,624,997,582	$2,624,997,582	$—	$—
Money Market Funds	1,573,013	1,573,013	—	—
Repurchase Agreements	4,274,880	—	4,274,880	—
Total Investments	$2,630,845,475	$2,626,570,595	$4,274,880	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Aerospace & Defense — 1.5%
6,417	Axon Enterprise, Inc. (b)	$2,725,236
	Automobiles — 1.8%
8,655	Tesla, Inc. (b)	3,217,496
	Beverages — 7.0%
34,759	Coca-Cola Europacific Partners PLC	3,151,598
119,769	Keurig Dr Pepper, Inc.	3,153,518
43,217	Monster Beverage Corp. (b)	3,131,504
21,225	PepsiCo, Inc.	3,296,030
		12,732,650
	Biotechnology — 11.1%
10,202	Alnylam Pharmaceuticals, Inc. (b)	3,375,536
9,157	Amgen, Inc.	3,221,890
23,210	Gilead Sciences, Inc.	3,234,778
23,417	Insmed, Inc. (b)	3,829,148
4,345	Regeneron Pharmaceuticals, Inc.	3,357,121
7,015	Vertex Pharmaceuticals, Inc. (b)	3,132,478
		20,150,951
	Broadline Retail — 3.6%
15,507	Amazon.com, Inc. (b)	3,229,643
1,947	MercadoLibre, Inc. (b)	3,366,402
		6,596,045
	Chemicals — 1.8%
6,524	Linde PLC	3,234,338
	Commercial Services & Supplies — 3.4%
17,758	Cintas Corp.	3,003,588
96,916	Copart, Inc. (b)	3,217,611
		6,221,199
	Communications Equipment — 1.8%
41,013	Cisco Systems, Inc.	3,182,199
	Construction & Engineering — 1.9%
51,665	Ferrovial SE	3,360,808
	Consumer Staples Distribution & Retail — 3.6%
3,275	Costco Wholesale Corp.	3,263,308
26,757	Walmart, Inc.	3,325,360
		6,588,668
	Diversified Telecommunication Services — 1.7%
109,740	Comcast Corp., Class A	3,150,635
	Electric Utilities — 7.3%
25,343	American Electric Power Co., Inc.	3,321,960
11,294	Constellation Energy Corp.	3,153,849
Shares	Description	Value

	Electric Utilities (Continued)
68,576	Exelon Corp.	$3,361,596
41,483	Xcel Energy, Inc.	3,295,410
		13,132,815
	Energy Equipment & Services — 1.8%
52,770	Baker Hughes Co.	3,221,609
	Entertainment — 7.1%
15,883	Electronic Arts, Inc.	3,238,067
34,684	Netflix, Inc. (b)	3,334,867
15,873	Take-Two Interactive Software, Inc. (b)	3,134,917
116,143	Warner Bros. Discovery, Inc. (b)	3,189,287
		12,897,138
	Financial Services — 1.8%
72,362	PayPal Holdings, Inc.	3,272,933
	Food Products — 3.6%
147,643	Kraft Heinz (The) Co.	3,320,491
56,656	Mondelez International, Inc., Class A	3,265,652
		6,586,143
	Ground Transportation — 3.8%
83,433	CSX Corp.	3,424,925
17,315	Old Dominion Freight Line, Inc.	3,383,351
		6,808,276
	Health Care Equipment & Supplies — 6.9%
47,568	Dexcom, Inc. (b)	2,987,271
45,724	GE HealthCare Technologies, Inc.	3,254,634
5,517	IDEXX Laboratories, Inc. (b)	3,099,947
6,663	Intuitive Surgical, Inc. (b)	3,071,576
		12,413,428
	Hotels, Restaurants & Leisure — 7.0%
24,779	Airbnb, Inc., Class A (b)	3,129,092
737	Booking Holdings, Inc.	3,103,006
9,960	Marriott International, Inc., Class A	3,257,617
34,410	Starbucks Corp.	3,082,792
		12,572,507
	Industrial Conglomerates — 1.8%
14,378	Honeywell International, Inc.	3,249,859
	Machinery — 1.8%
28,624	PACCAR, Inc.	3,306,072
	Media — 1.8%
14,951	Charter Communications, Inc., Class A (b)	3,227,622

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels — 1.8%
16,540	Diamondback Energy, Inc.	$3,271,447
	Professional Services — 5.1%
15,260	Automatic Data Processing, Inc.	3,100,527
34,410	Paychex, Inc.	3,169,849
15,785	Verisk Analytics, Inc.	2,995,204
		9,265,580
	Real Estate Management & Development — 1.7%
74,234	CoStar Group, Inc. (b)	2,994,600
	Specialty Retail — 3.7%
36,479	O’Reilly Automotive, Inc. (b)	3,367,377
15,080	Ross Stores, Inc.	3,266,780
		6,634,157
	Trading Companies & Distributors — 1.9%
72,775	Fastenal Co.	3,376,760
	Wireless Telecommunication Services — 1.8%
15,276	T-Mobile US, Inc.	3,208,418
	Total Common Stocks	180,599,589
	(Cost $191,807,716)
MONEY MARKET FUNDS — 0.1%
156,380	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.53% (c)	156,380
	(Cost $156,380)

	Total Investments — 100.0%	180,755,969
	(Cost $191,964,096)
	Net Other Assets and Liabilities — (0.0)%	(66,897)
	Net Assets — 100.0%	$180,689,072

(a)
The industry allocation is based on Standard & Poor’s Global
Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification
Benchmark (ICB) system, which is maintained by FTSE
International Limited.

(b)	Non-income producing security.
(c)	Rate shown reflects yield as of March 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$180,599,589	$180,599,589	$—	$—
Money Market Funds	156,380	156,380	—	—
Total Investments	$180,755,969	$180,755,969	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Automobiles — 13.1%
692,361	Lucid Group, Inc. (a) (b)	$6,598,200
27,611	Polestar Automotive Holding UK PLC, Class A, ADR (a) (b)	508,595
1,473,334	Rivian Automotive, Inc., Class A (a)	22,173,677
112,226	Tesla, Inc. (a)	41,720,015
		71,000,487
	Chemicals — 5.9%
126,413	Albemarle Corp.	22,694,926
174,625	Aspen Aerogels, Inc. (a)	597,218
106,162	Sociedad Quimica y Minera de Chile S.A., ADR (a)	8,592,752
		31,884,896
	Construction & Engineering — 0.3%
73,524	Ameresco, Inc., Class A (a)	1,874,862
	Electrical Equipment — 27.6%
64,787	Acuity, Inc.	18,154,613
100,599	American Superconductor Corp. (a)	3,405,276
275,699	Amprius Technologies, Inc. (a)	4,648,285
322,954	Array Technologies, Inc. (a)	2,334,957
635,427	Ballard Power Systems, Inc. (a)	1,537,733
290,181	Bloom Energy Corp., Class A (a)	39,316,624
101,343	Electrovaya, Inc. (a)	792,502
77,862	EnerSys	13,526,187
458,973	Enovix Corp. (a) (b)	2,377,480
717,188	Eos Energy Enterprises, Inc. (a)	3,557,252
279,823	Fluence Energy, Inc. (a)	3,850,365
111,872	FuelCell Energy, Inc. (a)	730,524
75,500	LSI Industries, Inc.	1,404,300
214,903	Nextpower, Inc., Class A (a)	25,906,557
2,940,375	Plug Power, Inc. (a)	6,645,248
353,804	Shoals Technologies Group, Inc., Class A (a)	2,328,030
495,458	Sunrun, Inc. (a)	6,718,411
448,705	T1 Energy, Inc. (a)	1,969,815
69,570	Vicor Corp. (a)	11,200,770
		150,404,929
	Electronic Equipment, Instruments & Components — 5.6%
67,306	Advanced Energy Industries, Inc.	21,720,319
94,956	Itron, Inc. (a)	8,510,907
		30,231,226
	Financial Services — 1.8%
269,860	HA Sustainable Infrastructure Capital, Inc.	9,917,355
Shares	Description	Value

	Independent Power and Renewable Electricity Producers — 8.7%
646,519	Brookfield Renewable Partners, L.P. (c)	$21,102,380
182,322	Clearway Energy, Inc., Class C	7,163,431
300,574	Montauk Renewables, Inc. (a)	345,660
128,561	Ormat Technologies, Inc.	14,388,547
519,420	ReNew Energy Global PLC, Class A (a)	2,378,944
198,542	XPLR Infrastructure, L.P. (a) (c) (d)	2,108,516
		47,487,478
	Metals & Mining — 3.9%
375,393	MP Materials Corp. (a) (b)	18,116,466
235,342	Sigma Lithium Corp. (a) (b)	2,904,120
		21,020,586
	Oil, Gas & Consumable Fuels — 0.5%
463,635	Clean Energy Fuels Corp. (a)	1,149,815
511,972	Gevo, Inc. (a)	1,397,683
		2,547,498
	Professional Services — 0.4%
31,262	Willdan Group, Inc. (a)	2,393,419
	Semiconductors & Semiconductor Equipment — 32.0%
391,500	Allegro MicroSystems, Inc. (a)	12,343,995
276,997	Enphase Energy, Inc. (a)	10,473,257
196,097	First Solar, Inc. (a)	38,682,094
39,530	Monolithic Power Systems, Inc.	43,220,125
487,640	Navitas Semiconductor Corp. (a) (b)	4,276,603
679,488	ON Semiconductor Corp. (a)	42,073,897
117,274	Power Integrations, Inc.	6,004,429
127,548	SolarEdge Technologies, Inc. (a)	6,511,325
99,514	Universal Display Corp.	9,121,453
95,268	Wolfspeed, Inc. (a) (b)	1,554,774
		174,261,952
	Specialty Retail — 0.1%
285,626	EVgo, Inc. (a)	491,277
	Total Common Stocks	543,515,965
	(Cost $707,172,278)
MONEY MARKET FUNDS — 0.1%
424,182	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (e)	424,182
	(Cost $424,182)

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.0%
$16,665,579	JPMorgan Chase & Co., 3.66% (e), dated 03/31/26, due 04/01/26, with a maturity value of $16,667,273. Collateralized by U.S. Treasury Note, interest rate of 4.25%, due 03/31/33. The value of the collateral including accrued interest is $16,998,891. (f)	$16,665,579
	(Cost $16,665,579)

	Total Investments — 103.0%	560,605,726
	(Cost $724,262,039)
	Net Other Assets and Liabilities — (3.0)%	(16,589,026)
	Net Assets — 100.0%	$544,016,700

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $17,030,635 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $16,665,579. On
March 31, 2026, the last business day of the period, there
was sufficient collateral based on the end of day market
value from the prior business day; however, as a result of
market movement from March 30 to March 31, the value of
the related securities loaned was above the collateral value received.

(c)	Security is a Master Limited Partnership.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of March 31, 2026.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$543,515,965	$543,515,965	$—	$—
Money Market Funds	424,182	424,182	—	—
Repurchase Agreements	16,665,579	—	16,665,579	—
Total Investments	$560,605,726	$543,940,147	$16,665,579	$—

*	See Portfolio of Investments for industry breakout.

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 96.5%
	Data Center REITs — 9.6%
41,006	Digital Realty Trust, Inc.	$7,389,691
7,575	Equinix, Inc.	7,425,318
3,898	Fermi, Inc. (a)	22,765
		14,837,774
	Diversified REITs — 2.4%
10,178	AH Realty Trust, Inc.	55,979
1,609	Alpine Income Property Trust, Inc.	28,962
6,012	American Assets Trust, Inc.	110,681
24,027	Broadstone Net Lease, Inc.	438,973
3,741	CTO Realty Growth, Inc.	69,171
26,651	Essential Properties Realty Trust, Inc.	809,125
6,147	Gladstone Commercial Corp.	70,260
25,033	Global Net Lease, Inc.	234,309
1,200	Modiv Industrial, Inc.	17,184
5,294	NexPoint Diversified Real Estate Trust	24,723
27,827	WP Carey, Inc.	1,891,123
		3,750,490
	Health Care REITs — 20.3%
19,804	Alexandria Real Estate Equities, Inc.	919,302
22,526	American Healthcare REIT, Inc.	1,062,326
28,367	CareTrust REIT, Inc.	1,039,651
1,600	Chiron Real Estate, Inc.	52,928
3,251	Community Healthcare Trust, Inc.	51,658
27,672	Diversified Healthcare Trust	183,742
44,296	Healthcare Realty Trust, Inc.	752,589
88,253	Healthpeak Properties, Inc.	1,449,997
6,047	LTC Properties, Inc.	224,707
62,627	Medical Properties Trust, Inc.	289,963
6,050	National Health Investors, Inc.	489,203
37,531	Omega Healthcare Investors, Inc.	1,644,608
32,016	Sabra Health Care REIT, Inc.	615,668
6,999	Sila Realty Trust, Inc.	165,736
1,620	Universal Health Realty Income Trust	65,561
60,310	Ventas, Inc.	4,932,152
88,597	Welltower, Inc.	17,516,513
		31,456,304
	Hotel & Resort REITs — 2.6%
27,937	Apple Hospitality REIT, Inc.	321,555
7,536	Braemar Hotels & Resorts, Inc.	17,785
6,158	Chatham Lodging Trust	48,464
25,866	DiamondRock Hospitality Co.	242,364
81,207	Host Hotels & Resorts, Inc.	1,555,926
25,382	Park Hotels & Resorts, Inc.	267,273
14,425	Pebblebrook Hotel Trust	182,188
Shares	Description	Value

	Hotel & Resort REITs (Continued)
18,934	RLJ Lodging Trust	$140,490
8,001	Ryman Hospitality Properties, Inc.	738,252
20,062	Service Properties Trust	27,184
13,448	Summit Hotel Properties, Inc.	59,440
24,114	Sunstone Hotel Investors, Inc.	217,267
12,039	Xenia Hotels & Resorts, Inc.	178,538
		3,996,726
	Industrial REITs — 14.0%
36,169	Americold Realty Trust, Inc.	414,497
6,761	EastGroup Properties, Inc.	1,251,394
16,828	First Industrial Realty Trust, Inc.	973,500
7,617	Industrial Logistics Properties Trust	43,265
3,558	Innovative Industrial Properties, Inc.	178,469
7,248	Lineage, Inc.	237,444
7,501	LXP Industrial Trust	346,996
2,033	One Liberty Properties, Inc.	43,628
118,031	Prologis, Inc.	15,601,338
29,233	Rexford Industrial Realty, Inc.	956,796
24,256	STAG Industrial, Inc.	874,671
13,229	Terreno Realty Corp.	812,525
		21,734,523
	Multi-Family Residential REITs — 8.2%
17,979	AvalonBay Communities, Inc.	2,936,870
1,497	BRT Apartments Corp.	19,970
13,131	Camden Property Trust	1,282,373
2,122	Centerspace	121,909
43,654	Equity Residential	2,582,134
8,183	Essex Property Trust, Inc.	1,980,286
30,074	Independence Realty Trust, Inc.	447,802
14,844	Mid-America Apartment Communities, Inc.	1,812,749
2,771	NexPoint Residential Trust, Inc.	69,275
38,188	UDR, Inc.	1,289,991
10,312	Veris Residential, Inc.	194,587
		12,737,946
	Office REITs — 2.8%
22,056	Brandywine Realty Trust	59,772
18,722	BXP, Inc.	971,672
14,344	COPT Defense Properties	438,926
21,329	Cousins Properties, Inc.	481,395
21,264	Douglas Emmett, Inc.	200,307
5,556	Easterly Government Properties, Inc.	119,065
17,619	Empire State Realty Trust, Inc., Class A	91,619
10,138	Franklin Street Properties Corp.	6,737

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Office REITs (Continued)
13,959	Highwoods Properties, Inc.	$298,862
6,881	Hudson Pacific Properties, Inc. (a)	40,667
7,514	JBG SMITH Properties	109,779
13,843	Kilroy Realty Corp.	390,511
1,882	NET Lease Office Properties	21,681
6,579	Orion Properties, Inc.	14,145
4,248	Peakstone Realty Trust	88,741
15,811	Piedmont Realty Trust, Inc. (a)	103,878
3,110	Postal Realty Trust, Inc., Class A	57,721
9,035	SL Green Realty Corp.	333,753
20,335	Vornado Realty Trust	528,507
		4,357,738
	Other Specialized REITs — 8.1%
9,667	EPR Properties	482,963
5,053	Farmland Partners, Inc.	56,745
13,935	Four Corners Property Trust, Inc.	329,563
35,934	Gaming and Leisure Properties, Inc.	1,594,392
4,402	Gladstone Land Corp.	44,900
37,563	Iron Mountain, Inc.	3,836,685
11,030	Lamar Advertising Co., Class A	1,397,060
19,577	Millrose Properties, Inc.	548,156
18,475	Outfront Media, Inc.	489,587
5,832	Safehold, Inc.	78,907
135,713	VICI Properties, Inc.	3,707,679
		12,566,637
	Retail REITs — 17.4%
16,638	Acadia Realty Trust	318,119
15,215	Agree Realty Corp.	1,146,907
273	Alexander’s, Inc.	64,483
38,930	Brixmor Property Group, Inc.	1,121,184
1,964	CBL & Associates Properties, Inc.	75,476
12,309	Curbline Properties Corp.	317,449
9,970	Federal Realty Investment Trust	1,058,914
2,750	FrontView REIT, Inc.	42,542
6,988	Getty Realty Corp.	222,218
9,865	InvenTrust Properties Corp.	300,488
85,594	Kimco Realty Corp.	1,923,297
27,491	Kite Realty Group Trust	674,904
32,521	Macerich (The) Co.	614,647
12,326	NETSTREIT Corp.	232,099
24,118	NNN REIT, Inc.	1,013,679
15,973	Phillips Edison & Co., Inc.	597,710
116,805	Realty Income Corp.	7,146,130
20,901	Regency Centers Corp.	1,581,370
1,580	Saul Centers, Inc.	51,476
40,321	Simon Property Group, Inc.	7,521,076
Shares	Description	Value

	Retail REITs (Continued)
6,662	SITE Centers Corp.	$35,975
14,616	Tanger, Inc.	496,652
15,993	Urban Edge Properties	319,540
5,702	Whitestone REIT	92,087
		26,968,422
	Self-Storage REITs — 6.9%
28,954	CubeSmart	1,061,164
26,951	Extra Space Storage, Inc.	3,534,085
8,988	National Storage Affiliates Trust	339,207
20,057	Public Storage	5,433,040
7,031	Smartstop Self Storage REIT, Inc.	212,899
		10,580,395
	Single-Family Residential REITs — 4.2%
41,395	American Homes 4 Rent, Class A	1,155,748
24,612	Equity LifeStyle Properties, Inc.	1,536,281
71,612	Invitation Homes, Inc.	1,779,558
14,761	Sun Communities, Inc.	1,859,296
10,282	UMH Properties, Inc.	148,369
		6,479,252
	Total Common Stocks	149,466,207
	(Cost $170,253,850)
MONEY MARKET FUNDS — 3.2%
5,044,656	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.53% (b)	5,044,656
	(Cost $5,044,656)

	Total Investments — 99.7%	154,510,863
	(Cost $175,298,506)
	Net Other Assets and Liabilities — 0.3%	419,671
	Net Assets — 100.0%	$154,930,534

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$149,466,207	$149,466,207	$—	$—
Money Market Funds	5,044,656	5,044,656	—	—
Total Investments	$154,510,863	$154,510,863	$—	$—

*	See Portfolio of Investments for sub-industry breakout.

First Trust Water ETF (FIW)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Beverages — 1.8%
1,725,519	Primo Brands Corp.	$32,491,523
	Building Products — 11.7%
501,728	A.O. Smith Corp.	33,083,944
399,707	Advanced Drainage Systems, Inc.	54,811,821
720,184	Fortune Brands Innovations, Inc.	28,065,571
956,239	Masco Corp.	57,728,148
767,650	Zurn Elkay Water Solutions Corp.	34,421,426
		208,110,910
	Chemicals — 5.2%
253,833	Ecolab, Inc.	67,524,655
164,046	Hawkins, Inc.	25,197,465
		92,722,120
	Commercial Services & Supplies — 6.8%
1,637,895	Tetra Tech, Inc.	49,333,398
803,341	Veralto Corp.	71,031,411
		120,364,809
	Construction & Engineering — 7.8%
599,124	AECOM	50,817,698
632,771	Stantec, Inc.	54,671,414
85,088	Valmont Industries, Inc.	33,998,612
		139,487,724
	Electronic Equipment, Instruments & Components — 4.3%
256,740	Badger Meter, Inc.	39,114,339
416,550	Itron, Inc. (a)	37,335,377
		76,449,716
	Health Care Equipment & Supplies — 3.8%
119,181	IDEXX Laboratories, Inc. (a)	66,966,612
	Life Sciences Tools & Services — 8.2%
644,831	Agilent Technologies, Inc.	73,497,837
245,068	Waters Corp. (a)	72,981,251
		146,479,088
	Machinery — 23.3%
392,840	Franklin Electric Co., Inc.	36,208,063
380,807	Gorman-Rupp (The) Co.	23,659,539
326,948	IDEX Corp.	61,972,993
580,585	Mueller Industries, Inc.	64,328,818
1,307,544	Mueller Water Products, Inc., Class A	35,944,385
789,087	Pentair PLC	68,737,369
Shares	Description	Value

	Machinery (Continued)
178,567	Watts Water Technologies, Inc., Class A	$51,836,214
604,118	Xylem, Inc.	72,192,101
		414,879,482
	Multi-Utilities — 1.9%
5,606,702	Algonquin Power & Utilities Corp. (b)	34,425,150
	Professional Services — 3.6%
496,778	Jacobs Solutions, Inc.	63,229,904
	Software — 4.5%
223,799	Roper Technologies, Inc.	79,193,514
	Trading Companies & Distributors — 6.9%
1,083,865	Core & Main, Inc., Class A (a)	53,542,931
300,159	Ferguson Enterprises, Inc.	70,015,088
		123,558,019
	Water Utilities — 10.1%
328,180	American States Water Co.	24,816,972
575,384	American Water Works Co., Inc.	78,304,009
542,574	California Water Service Group	24,600,305
816,348	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	24,906,777
454,717	H2O America (b)	26,678,246
		179,306,309
	Total Common Stocks	1,777,664,880
	(Cost $1,536,795,566)
MONEY MARKET FUNDS — 0.0%
739,043	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.53% (c)	739,043
	(Cost $739,043)

First Trust Water ETF (FIW)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.2%
$56,119,094	JPMorgan Chase & Co., 3.66% (c), dated 03/31/26, due 04/01/26, with a maturity value of $56,124,799. Collateralized by U.S. Treasury Note, interest rate of 4.25%, due 03/31/33. The value of the collateral including accrued interest is $57,241,478. (d)	$56,119,094
	(Cost $56,119,094)

	Total Investments — 103.1%	1,834,523,017
	(Cost $1,593,653,703)
	Net Other Assets and Liabilities — (3.1)%	(55,301,432)
	Net Assets — 100.0%	$1,779,221,585

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $54,483,237 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $56,119,094.

(c)	Rate shown reflects yield as of March 31, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,777,664,880	$1,777,664,880	$—	$—
Money Market Funds	739,043	739,043	—	—
Repurchase Agreements	56,119,094	—	56,119,094	—
Total Investments	$1,834,523,017	$1,778,403,923	$56,119,094	$—

*	See Portfolio of Investments for industry breakout.

First Trust Natural Gas ETF (FCG)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Gas Utilities — 2.3%
213,243	National Fuel Gas Co.	$20,036,312
	Oil, Gas & Consumable Fuels — 97.5%
728,202	Antero Resources Corp. (a)	30,904,893
821,747	APA Corp.	34,874,943
4,332,712	Baytex Energy Corp.	19,367,223
354,039	BKV Corp. (a)	10,097,192
170,586	Chord Energy Corp.	24,253,917
553,089	CNX Resources Corp. (a)	21,321,581
801,297	Comstock Resources, Inc. (a)	16,891,341
297,356	ConocoPhillips	39,250,992
936,708	Coterra Energy, Inc.	32,915,919
1,030,536	Crescent Energy Co., Class A	13,912,236
700,722	Devon Energy Corp.	35,260,331
180,523	Diamondback Energy, Inc.	35,705,644
604,565	Diversified Energy Co.	10,543,614
271,893	EOG Resources, Inc.	39,307,571
541,775	EQT Corp.	34,478,561
274,065	Expand Energy Corp.	30,086,856
365,347	Granite Ridge Resources, Inc.	2,144,587
70,865	Gulfport Energy Corp. (a)	14,992,908
872,207	Hess Midstream, L.P., Class A (b) (c)	33,902,686
3,966,997	Kosmos Energy Ltd. (a)	11,028,252
498,362	Magnolia Oil & Gas Corp., Class A	15,733,288
413,604	Matador Resources Co.	26,131,501
529,765	Murphy Oil Corp.	21,852,806
1,614,504	New Era Energy & Digital, Inc. (a)	6,554,886
469,031	Northern Oil & Gas, Inc.	13,709,776
353,235	Obsidian Energy Ltd. (a)	3,345,135
609,471	Occidental Petroleum Corp.	39,615,615
511,571	Ovintiv, Inc.	30,366,855
1,516,084	Permian Resources Corp., Class A	32,322,911
14,443	PrimeEnergy Resources Corp. (a)	3,363,053
582,169	Range Resources Corp.	26,302,395
160,238	Riley Exploration Permian, Inc.	5,840,675
316,356	SandRidge Energy, Inc.	5,159,766
879,149	SM Energy Co.	27,411,866
944,038	Vermilion Energy, Inc.	13,008,844
335,063	Vitesse Energy, Inc. (d)	6,084,744
348,800	W&T Offshore, Inc.	1,189,408
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
811,179	Western Midstream Partners, L.P. (c)	$33,396,239
1,083,168	Woodside Energy Group Ltd., ADR (d)	25,866,052
		828,497,062
	Total Common Stocks	848,533,374
	(Cost $709,573,945)
MONEY MARKET FUNDS — 0.2%
1,382,457	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.53% (e)	1,382,457
	(Cost $1,382,457)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.9%
$3,363,862	JPMorgan Chase & Co., 3.66% (e), dated 03/31/26, due 04/01/26, with a maturity value of $3,364,204. Collateralized by U.S. Treasury Note, interest rate of 4.25%, due 03/31/33. The value of the collateral including accrued interest is $3,431,139. (f)	3,363,862
21,635,298	RBC Dominion Securities, Inc., 3.65% (e), dated 03/31/26, due 04/01/26, with a maturity value of $21,637,492. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 1.38%, due 07/15/26 to 02/15/49. The value of the collateral including accrued interest is $22,068,004. (f)	21,635,298
	Total Repurchase Agreements	24,999,160
	(Cost $24,999,160)

	Total Investments — 102.9%	874,914,991
	(Cost $735,955,562)
	Net Other Assets and Liabilities — (2.9)%	(24,856,216)
	Net Assets — 100.0%	$850,058,775

(a)	Non-income producing security.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	Security is a Master Limited Partnership.

First Trust Natural Gas ETF (FCG)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $23,952,045 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $24,999,160.

(e)	Rate shown reflects yield as of March 31, 2026.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$848,533,374	$848,533,374	$—	$—
Money Market Funds	1,382,457	1,382,457	—	—
Repurchase Agreements	24,999,160	—	24,999,160	—
Total Investments	$874,914,991	$849,915,831	$24,999,160	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 98.3%
8,578	1st Source Corp.	$593,683
3,661	ACNB Corp.	175,252
10,555	Amalgamated Financial Corp.	410,273
5,797	Arrow Financial Corp.	194,605
11,827	BancFirst Corp.	1,283,229
14,876	Bancorp (The), Inc. (a)	799,287
3,949	Bank First Corp.	533,352
5,674	Bank of Marin Bancorp	145,425
39,445	Bank OZK	1,810,131
3,333	Bank7 Corp.	132,920
2,777	Bankwell Financial Group, Inc.	134,740
12,022	Banner Corp.	729,495
9,810	Bridgewater Bancshares, Inc. (a)	173,637
5,302	Burke & Herbert Financial Services Corp.	330,262
11,533	Business First Bancshares, Inc.	311,852
11,396	California BanCorp	201,937
5,966	Camden National Corp.	283,087
5,825	Capital Bancorp, Inc.	173,236
6,047	Capital City Bank Group, Inc.	262,803
45,779	Capitol Federal Financial, Inc.	326,404
7,787	Carter Bankshares, Inc. (a)	181,593
23,988	Cathay General Bancorp	1,196,042
5,297	ChoiceOne Financial Services, Inc.	148,952
6,276	Citizens & Northern Corp.	140,206
5,060	City Holding Co.	604,771
7,315	Civista Bancshares, Inc.	166,709
10,392	CNB Financial Corp.	300,952
5,362	Coastal Financial Corp. (a)	408,048
36,778	Columbia Financial, Inc. (a)	643,983
51,785	Commerce Bancshares, Inc.	2,547,822
6,399	Community Trust Bancorp, Inc.	388,547
6,756	Community West Bancshares (b)	157,415
17,725	ConnectOne Bancorp, Inc.	474,498
47,879	CVB Financial Corp.	928,374
15,480	Dime Community Bancshares, Inc.	523,534
10,708	Eagle Bancorp, Inc.	266,308
1,896	Eagle Financial Services, Inc.	66,322
84,070	Eastern Bankshares, Inc.	1,644,409
12,980	Enterprise Financial Services Corp.	702,348
3,020	Esquire Financial Holdings, Inc.	324,650
13,275	Farmers National Banc Corp.	174,699
6,295	FB Bancorp, Inc. (a)	86,493
7,097	Financial Institutions, Inc.	225,046
14,624	First Bancorp	824,062
3,956	First Bancorp (The), Inc.	110,887
8,747	First Bank	139,952
Shares	Description	Value

	Banks (Continued)
30,401	First Busey Corp.	$768,233
2,941	First Business Financial Services, Inc.	158,608
6,827	First Community Bankshares, Inc.	283,457
3,297	First Community Corp.	96,371
36,874	First Financial Bancorp	1,028,047
50,498	First Financial Bankshares, Inc.	1,487,166
4,178	First Financial Corp.	264,050
43,256	First Hawaiian, Inc.	1,065,828
35,651	First Interstate BancSystem, Inc., Class A	1,190,743
22,350	First Merchants Corp.	865,616
8,491	First Mid Bancshares, Inc.	349,744
2,291	First United Corp.	83,942
3,432	First Western Financial, Inc. (a)	84,359
9,832	Firstsun Capital Bancorp (a)	358,475
7,537	Five Star Bancorp	284,296
11,946	Flushing Financial Corp.	183,491
1,579	Franklin Financial Services Corp.	80,655
2,651	FS Bancorp, Inc.	102,302
63,466	Fulton Financial Corp.	1,290,898
5,069	GBank Financial Holdings, Inc. (a)	135,646
13,220	German American Bancorp, Inc.	552,464
3,945	Great Southern Bancorp, Inc.	249,048
28,792	Hancock Whitney Corp.	1,830,883
10,539	Hanmi Financial Corp.	277,808
11,082	HBT Financial, Inc.	296,111
14,502	Heritage Financial Corp.	377,052
769	Hingham Institution for Savings (The) (b)	219,811
2,760	Home Bancorp, Inc.	167,201
45,201	Hope Bancorp, Inc.	504,895
18,058	Horizon Bancorp, Inc.	299,221
17,271	Independent Bank Corp.	1,298,952
7,295	Independent Bank Corp.	242,924
21,922	International Bancshares Corp.	1,475,131
4,849	Investar Holding Corp.	132,232
22,825	Kearny Financial Corp.	172,329
8,908	Lakeland Financial Corp.	511,141
13,209	LINKBANCORP, Inc.	110,163
77,600	Mechanics Bancorp, Class A	1,144,600
6,090	Mercantile Bank Corp.	307,545
10,160	Metrocity Bankshares, Inc.	291,287
8,124	Mid Penn Bancorp, Inc.	261,268
7,598	Midland States Bancorp, Inc.	169,511
4,437	MVB Financial Corp.	110,171
16,137	NB Bancorp, Inc.	340,007
18,406	NBT Bancorp, Inc.	783,727
3,016	Northeast Bank	338,908

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
4,946	Northeast Community Bancorp, Inc.	$117,715
14,738	Northfield Bancorp, Inc.	199,553
7,788	Northrim BanCorp, Inc.	178,189
51,524	Northwest Bancshares, Inc.	653,840
3,863	Norwood Financial Corp.	113,649
20,238	OceanFirst Financial Corp.	365,094
18,577	Old Second Bancorp, Inc.	374,512
5,248	OP Bancorp	69,798
4,713	Orange County Bancorp, Inc.	150,722
6,875	Orrstown Financial Services, Inc.	248,050
4,088	Parke Bancorp, Inc.	116,099
7,673	Pathward Financial, Inc.	684,662
5,028	PCB Bancorp	113,080
6,190	Peapack-Gladstone Financial Corp.	217,950
12,663	Peoples Bancorp, Inc.	416,233
3,524	Peoples Financial Services Corp.	187,935
2,452	Plumas Bancorp	119,707
8,462	Ponce Financial Group, Inc. (a)	141,400
4,293	Preferred Bank	389,332
8,689	Primis Financial Corp.	115,390
5,899	QCR Holdings, Inc.	504,070
6,010	RBB Bancorp	128,434
2,382	Red River Bancshares, Inc.	215,428
6,131	Republic Bancorp, Inc., Class A	432,542
12,886	S&T Bancorp, Inc.	539,021
34,537	Seacoast Banking Corp. of Florida	1,046,126
11,785	Shore Bancshares, Inc.	220,144
4,649	Sierra Bancorp	157,694
51,076	Simmons First National Corp., Class A	993,428
5,747	South Plains Financial, Inc.	240,799
2,902	Southern First Bancshares, Inc. (a)	158,159
3,916	Southern Missouri Bancorp, Inc.	250,389
10,393	Stock Yards Bancorp, Inc.	688,952
15,588	Texas Capital Bancshares, Inc. (a)	1,478,989
98,921	TFS Financial Corp.	1,389,840
2,780	Timberland Bancorp, Inc.	109,615
32,375	Towne Bank	1,090,066
11,463	TriCo Bancshares	544,951
6,496	TrustCo Bank Corp.	284,395
20,749	Trustmark Corp.	874,363
49,155	United Bankshares, Inc.	2,036,000
3,540	Unity Bancorp, Inc.	183,478
9,901	Univest Financial Corp.	339,208
11,263	VersaBank	159,597
Shares	Description	Value

	Banks (Continued)
1,901	Virginia National Bankshares Corp.	$72,618
26,747	WaFd, Inc.	839,856
6,713	Washington Trust Bancorp, Inc.	224,617
33,863	WesBanco, Inc.	1,167,935
5,973	West BanCorp, Inc.	142,098
8,585	Westamerica BanCorp	447,708
7,225	Western New England Bancorp, Inc.	93,419
23,717	Wintrust Financial Corp.	3,295,240
19,277	WSFS Financial Corp.	1,261,872
		71,592,510
	Financial Services — 1.6%
4,613	Cass Information Systems, Inc.	203,064
16,205	Merchants Bancorp	695,357
10,185	NewtekOne, Inc.	111,526
6,473	Waterstone Financial, Inc.	116,708
		1,126,655
	Total Common Stocks	72,719,165
	(Cost $75,905,888)
MONEY MARKET FUNDS — 0.1%
51,808	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (c)	51,808
	(Cost $51,808)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$175,353	Daiwa Capital Markets America, Inc., 3.66% (c), dated 03/31/26, due 04/01/26, with a maturity value of $175,371. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 05/07/26 to 05/15/55. The value of the collateral including accrued interest is $178,860. (d)	175,353
	(Cost $175,353)

	Total Investments — 100.2%	72,946,326
	(Cost $76,133,049)
	Net Other Assets and Liabilities — (0.2)%	(145,525)
	Net Assets — 100.0%	$72,800,801

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $176,692 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $175,353. On
March 31, 2026, the last business day of the period, there
was sufficient collateral based on the end of day market
value from the prior business day; however, as a result of
market movement from March 30 to March 31, the value of
the related securities loaned was above the collateral value received.

(c)	Rate shown reflects yield as of March 31, 2026.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$72,719,165	$72,719,165	$—	$—
Money Market Funds	51,808	51,808	—	—
Repurchase Agreements	175,353	—	175,353	—
Total Investments	$72,946,326	$72,770,973	$175,353	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund
Additional Information
March 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, Clean Edge®, OMX®, Nasdaq OMX®, Nasdaq-100 Equal WeightedTM Index,
Nasdaq-100 Technology SectorTM Index, Nasdaq-100 Ex-Tech SectorTM Index, Nasdaq® Clean Edge® Green EnergyTM Index, ISE Clean Edge WaterTM Index, ISE-Revere Natural GasTM Index and Nasdaq OMX® ABA Community BankTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc., Clean Edge, Inc., and American Bankers Association, respectively, (together with their affiliates hereinafter referred to as the “Corporations”), and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
S&P United States REIT Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P on their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for the errors, omissions or interruptions of the Index.